Restricted Cash (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 6,801	$ 6,534	$ 7,084	$ 7,813
Unrestricted cash designated for capital expenditures	14,645	21,706		28,021
Real Estate Taxes
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	4,972	3,956		5,107
Insurance
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	311	877		779
Capital Improvements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,170	1,380		1,358
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 348	$ 321		$ 569